Submission	Aug. 26, 2026
Submission [Line Items]
Central Index Key	0001739410
Registrant Name	Rallybio Corp
Registration File Number	333-297483
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES